BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2016
BUSINESS COMBINATION [Abstract]
BUSINESS COMBINATION
4.	BUSINESS COMBINATION

Business Combination in 2016:

Acquisition of Qufan Cayman, Qufan HK and Shenzhen Qufan:

On November 25, 2016 (“the acquisition date”), the Group invested in ordinary shares representing a 51.0% equity interest in each of Qufan Internet Technology Inc. (including Qufan Internet Technology (HK) Limited as wholly owned subsidiary) and Shenzhen Qufan Network Technology Co., Ltd. (together “Qufan”), an operator of mobile social poker games, for an aggregate cash consideration and contingent consideration of RMB110.5 million (US$15.9 million). The Group expected to cooperate with Qufan to help develop and promote its mobile social poker games platform.

The acquisition-date fair value of the consideration transferred totaled RMB105,000, which consisted of the following:

Amount
RMB
Fair value of consideration transferred
Cash consideration	52,760
Contingent consideration	52,240
Total Consideration	105,000

As of December 31, 2016, the Group paid RMB510 cash consideration for the acquisition and recognized RMB52,250 unpaid cash consideration and RMB52,240 contingent consideration in accrued expenses and other current liabilities.

The contingent consideration arrangement requires the Group to pay the consideration of RMB57,840 to Qufan Cayman’s shareholders, if Shenzhen Qufan’s ordinary net income exceeds RMB31,000 for the year ended December 31, 2017. The fair value of the contingent consideration arrangement at the acquisition date was RMB52,240.

The Group recognized RMB2,661 of acquisition-related costs that were expensed in the current period. These costs are included in the line item “General and administrative expenses” in the statement of comprehensive income (loss).

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date. The Group obtained a third-party valuation of certain intangible assets.

	Amount	Amortization Years
	RMB
Cash	439
Mobile applications	60,200	5
Other receivables	10,363
Total identifiable assets acquired	71,002

Deferred tax liabilities	(15,050)
Other current liabilities	(10,281)
Total liabilities assumed	(25,331)

Net identifiable assets acquired	45,671
Noncontrolling interests	98,784
Total Consideration	105,000
Goodwill	158,113

Goodwill, which is not tax deductible, is primarily attributable to the synergies expected to be achieved from the acquisition.

Acquired intangible assets have weighted average economic lives from the date of purchase as follows:

Mobile applications	5.0 years

The fair value of the 49% noncontrolling interest in Qufan is estimated to be RMB98,784. The fair value of the noncontrolling interest was estimated using the income approach. As Qufan is a private company, the fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. The fair value estimates are based on (a) a discount rate of 29%, (b) a long-term sustainable growth rate of 3%, (c) an inflation rate of 3%, (d) financial multiples of companies in the same industry as Qufan and (e) adjustments because of the lack of control or lack of marketability that market participants would consider when estimating the fair value of the noncontrolling interest in Qufan.

Since the acquisition date, Qufan contributed revenues of RMB5,669 (US$817) and net income of RMB1,745 (US$251) to the Group for the year ended 2016.

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31 2015 and 2016, as if the acquisition had been completed on January 1, 2015. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated and may not be indicative of future operating results. The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	For the years ended December 31,(unaudited)
	2015	2016	2016
	RMB	RMB	US$

Pro forma total revenues	99,921	27,379	3,943
Pro forma net loss	(333,814)	(217,359)	(31,306)
Pro forma net loss attributable to 500.com Limited	(328,795)	(209,921)	(30,235)

These amounts have been calculated after applying the Company’s accounting policies and adjusting the results of Qufan to reflect the additional amortization that would have been charged assuming the fair value adjustments to intangible assets had been applied on January 1, 2015, together with the consequential tax effects.

Acquisition of Shenzhen Caiyu:

On July 25, 2016 (“the acquisition date”), Guangtiandi acquired 100.0% equity interest in Shenzhen Caiyu, a provider of sports information in China, for an aggregate cash consideration of RMB1.0 million (approximately US$0.14 million). Shenzhen Caiyu provides a comprehensive sports information portal via a designated mobile application, which covers (i) real time soccer match information; and (ii) data-driven soccer match predictions generated by our proprietary analysis engine. Users can also post free or pay-per-view contents such as proprietary observations and analyses on the sports information portal.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date.
Amount
RMB
Cash	700
Other receivables	635
Total identifiable assets acquired	1,335

Other current liabilities	(2,660)
Total liabilities assumed	(2,660)

Net identifiable liabilities acquired	(1,325)
Total Consideration	1,000
Goodwill	2,325

Since the acquisition date, Shenzhen Caiyu contributed revenues of RMB1,792 (US$258) and net loss of RMB424 (US$61) to the Group for the year ended 2016.

The actual results of operation after the acquisition date and pro forma results of operations for the acquisition have not been presented because the effects were not material.

Business Combination in 2015:

Acquisition of Sumpay.cn:

On December 20, 2015 (“the acquisition date”), the Group acquired 63% of the outstanding common shares and voting interest of Sumpay.cn and its wholly owned subsidiaries Shangmeng Services, and Hangzhou Laiqi (collectively “Sumpay.cn”). Sumpay.cn is a provider of online payment services and prepaid card services in PRC. The online payment service is a platform to process electronic payments, while the prepaid card services allows consumers to make purchases using the prepaid cards at participating local merchant stores.

The acquisition-date fair value of the consideration transferred totaled RMB233,100, which consisted of the following:

Amount
RMB
Fair value of consideration transferred
Cash consideration	226,800
Contingent consideration	6,300
Total	233,100

The contingent consideration arrangement requires the Group to pay RMB6,300 of additional consideration to Sumpay.cn’s shareholders, if Sumpay.cn’s audited 2015 operating income exceeds RMB10,000. The contingent consideration has been paid in 2016. The fair value of the contingent consideration arrangement at the acquisition date was RMB6,300.

The Group recognized RMB48 of acquisition-related costs that were expensed in the current period. These costs are included in the line item “General and administrative expenses” in the statement of comprehensive income (loss).

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date. The Group obtained a third-party valuation of certain intangible assets.

	Amount	Amortization Years
	RMB
Cash	133,599
Online payment and other licenses	185,698	15
Others	23,263
Total identifiable assets acquired	342,560

Advances from merchants	(62,138)
Deferred tax liabilities	(13,436)
Total liabilities assumed	(75,574)

Net identifiable assets acquired	266,986
Noncontrolling interests	98,785
Total consideration	233,100
Goodwill	64,899

Goodwill, which is not tax deductible, is primarily attributable to the synergies expected to be achieved from the acquisition.

Acquired intangible assets have weighted average economic lives from the date of purchase as follows:

Computer software	8.0 years
Online payment and other licenses	15.0 years

The fair value of the 37% noncontrolling interest in Sumpay.cn is estimated to be RMB98,785. The fair value of the noncontrolling interest was estimated using the income approach. As Sumpay.cn is a private company, the fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. The fair value estimates are based on (a) a discount rate of 18.61%, (b) a long-term sustainable growth rate of 3%, (c) financial multiples of companies in the same industry as Sumpay.cn and (d) adjustments because of the lack of control or lack of marketability that market participants would consider when estimating the fair value of the noncontrolling interest in Sumpay.cn.

Since the acquisition, Sumpay.cn contributed RMB708 (US$109) revenues and RMB525 (US$81) losses to the Group for the year ended 2015.

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31 2014 and 2015, as if the acquisition had been completed on January 1, 2014. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated and may not be indicative of future operating results. The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	For the years ended December 31,
	2014	2015	2015
	RMB	RMB	US$

Pro forma total revenues	604,900	130,430	20,135
Pro forma net income (loss)	151,163	(327,430)	(50,546)
Pro forma net income (loss) attributable to 500.com Limited	153,341	(325,962)	(50,320)

These amounts have been calculated after applying the Company’s accounting policies and adjusting the results of Sumpay.cn to reflect the additional amortization that would have been charged assuming the fair value adjustments to intangible assets had been applied on January 1, 2014, together with the consequential tax effects.